Operations And Organization	12 Months Ended
Dec. 31, 2013
Operations And Organization [Abstract]
Operations And Organization
OPERATIONS AND ORGANIZATION:
Financial Statement Presentation
The consolidated financial statements of Energy Transfer Equity, L.P. (the “Partnership,” “we” or “ETE”) presented herein for the years ended December 31, 2013, 2012 and 2011, have been prepared in accordance with GAAP and pursuant to the rules and regulations of the SEC. We consolidate all majority-owned subsidiaries and limited partnerships, which we control as the general partner or owner of the general partner. All significant intercompany transactions and accounts are eliminated in consolidation. Management has evaluated subsequent events through the date the financial statements were issued.
As discussed in Note 8, in January 2014, the Partnership completed a two-for-one split of ETE Common Units. All references to unit and per unit amounts in the consolidated financial statements and in these notes to the consolidated financial statements have been adjusted to reflect the effect of the unit split for all periods presented.
On March 26, 2012, we acquired all of the outstanding shares of Southern Union. On October 5, 2012, ETP completed the Sunoco Merger and we and ETP also completed the Holdco Transaction at that time. On April 30, 2013, ETP acquired our 60% interest in Holdco. See Note 3 for more information regarding these transactions.
At December 31, 2013, our equity interests in Regency and ETP consisted of 100% of the respective general partner interest and IDRs, as well as the following:

	ETP	Regency
Units held by wholly-owned subsidiaries:
Common units	49.6	26.3
ETP Class H units	50.2	—
Units held by less than wholly-owned subsidiaries:
Common units	—	31.4
Regency Class F units	—	6.3

The consolidated financial statements of ETE presented herein include the results of operations of:

•	the Parent Company;

•	our controlled subsidiaries, ETP and Regency (see description of their respective operations below under “Business Operations”);

•	ETP’s and Regency’s consolidated subsidiaries and our wholly-owned subsidiaries that own the general partner and IDR interests in ETP and Regency.
As a result of the Southern Union Merger in March 2012 and the Holdco Transaction in October 2012, the periods presented herein do not include activities from Southern Union or Sunoco prior to the consummation of the respective mergers and/or transactions.
Our subsidiaries also own varying undivided interests in certain pipelines. Ownership of these pipelines has been structured as an ownership of an undivided interest in assets, not as an ownership interest in a partnership, limited liability company, joint venture or other forms of entities. Each owner controls marketing and invoices separately, and each owner is responsible for any loss, damage or injury that may occur to their own customers. As a result, we apply proportionate consolidation for our interests in these entities.
Certain prior period amounts have been reclassified to conform to the 2013 presentation. These reclassifications had no impact on net income or total equity. In October 2012, ETP sold Canyon and the results of continuing operations of Canyon have been reclassified to income (loss) from discontinued operations and the prior year amounts have been adjusted to present Canyon’s operations as discontinued operations. Canyon was previously included in ETP’s midstream operations. In 2013, Southern Union sold its distribution operations. The results of operations of the distribution operations have been reported as income (loss) from discontinued operations. The assets and liabilities of the disposal group have been reported as assets and liabilities held for sale as of December 31, 2012.
Unless the context requires otherwise, references to “we,” “us,” “our,” the “Partnership” and “ETE” mean Energy Transfer Equity, L.P. and its consolidated subsidiaries, which include ETP, ETP GP, ETP LLC, Regency, Regency GP, Regency LLC, Panhandle (or Southern Union prior to its merger into Panhandle in January 2014), Sunoco, Sunoco Logistics and Holdco. References to the “Parent Company” mean Energy Transfer Equity, L.P. on a stand-alone basis.
Business Operations
The Parent Company’s principal sources of cash flow are derived from its direct and indirect investments in the limited partner and general partner interests in ETP and Regency. The Parent Company’s primary cash requirements are for general and administrative expenses, debt service requirements and distributions to its partners. Parent Company-only assets are not available to satisfy the debts and other obligations of ETE’s subsidiaries. In order to understand the financial condition of the Parent Company on a stand-alone basis, see Note 17 for stand-alone financial information apart from that of the consolidated partnership information included herein.
Our activities are primarily conducted through our operating subsidiaries as follows:

•	ETP’s operations are conducted through the following subsidiaries:

•
ETC OLP, a Texas limited partnership primarily engaged in midstream and intrastate transportation and storage natural gas operations. ETC OLP owns and operates, through its wholly and majority-owned subsidiaries, natural gas gathering systems, intrastate natural gas pipeline systems and gas processing plants and is engaged in the business of purchasing, gathering, transporting, processing, and marketing natural gas and NGLs in the states of Texas, Louisiana, New Mexico and West Virginia. ETC OLP’s intrastate transportation and storage operations primarily focus on transporting natural gas in Texas through its Oasis pipeline, ET Fuel System, East Texas pipeline and HPL System. ETC OLP’s midstream operations focus on the gathering, compression, treating, conditioning and processing of natural gas, primarily on or through its Southeast Texas System, Eagle Ford System, North Texas System and Northern Louisiana assets. ETC OLP also owns a 70% interest in Lone Star and also owns a convenience store operator with approximately 300 company-owned and dealer locations.

•
ET Interstate, a Delaware limited liability company with revenues consisting primarily of fees earned from natural gas transportation services and operational gas sales. ET Interstate is the parent company of:

•
Transwestern, a Delaware limited liability company engaged in interstate transportation of natural gas. Transwestern’s revenues consist primarily of fees earned from natural gas transportation services and operational gas sales.

•	ETC FEP, a Delaware limited liability company that directly owns a 50% interest in FEP, which owns 100% of the Fayetteville Express interstate natural gas pipeline.

•	ETC Tiger, a Delaware limited liability company engaged in interstate transportation of natural gas.

•	CrossCountry, a Delaware limited liability company that indirectly owns a 50% interest in Citrus Corp., which owns 100% of the FGT interstate natural gas pipeline.

•	ETC Compression, a Delaware limited liability company engaged in natural gas compression services and related equipment sales.

•
Sunoco Logistics is a publicly traded Delaware limited partnership that owns and operates a logistics business, consisting of refined products and crude oil pipelines, terminalling and storage assets, and refined products and crude oil acquisition and marketing assets.

•
Holdco is a Delaware limited liability company that indirectly owns Panhandle and Sunoco. As discussed in Note 3, ETP acquired ETE’s 60% interest in Holdco on April 30, 2013. Panhandle and Sunoco operations are described as follows:

•
Panhandle owns and operates assets in the regulated and unregulated natural gas industry and is primarily engaged in the transportation and storage of natural gas in the United States. As discussed in Note 3, on April 30, 2013, Southern Union completed its contribution to Regency of all of the issued and outstanding membership interests in Southern Union Gathering Company, LLC, and its subsidiaries, including SUGS. Also, as discussed in Note 3, Southern Union completed its sale of the assets of MGE and NEG in 2013. Additionally, as discussed in Note 3, in January 2014, Panhandle consummated a merger with Southern Union, the indirect parent of Panhandle, and PEPL Holdings, the sole limited partner of Panhandle, pursuant to which each of Southern Union and PEPL Holdings were merged with and into Panhandle, with Panhandle surviving the merger.

•
Sunoco owns and operates retail marketing assets, which sell gasoline and middle distillates at retail and operates convenience stores in 24 states, primarily on the east coast and in the midwest region of the United States.

•
Regency is a publicly traded partnership engaged in the gathering and processing, compression, treating and transportation of natural gas and the transportation, fractionation and storage of NGLs. Regency focuses on providing midstream services in some of the most prolific natural gas producing regions in the United States, including the Eagle Ford, Haynesville, Barnett, Fayetteville, Marcellus, Utica, Bone Spring, Avalon and Granite Wash shales. Its assets are located in Texas, Louisiana, Arkansas, Pennsylvania, California, Mississippi, Alabama, New Mexico and the mid-continent region of the United States, which includes Kansas, Colorado and Oklahoma. Regency also holds a 30% interest in Lone Star.

•
Trunkline LNG operates a LNG import terminal, which has approximately 9.0 bcf of above ground LNG storage capacity and re-gasification facilities on Louisiana’s Gulf Coast near Lake Charles, Louisiana. Trunkline LNG is engaged in interstate commerce and is subject to the rules, regulations and accounting requirements of the FERC.

As discussed in Note 15 to our consolidated financial statements, subsequent to the acquisition of Trunkline LNG in February 2014, our reportable segments changed and currently reflect the following reportable business segments: Investment in ETP; Investment in Regency; Investment in Trunkline LNG; and Corporate and Other.